Stock-Based Compensation - Lattice-Based Option Valuation Model for Performance Stock Options - (Detail) - Performance Shares	12 Months Ended
Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	39.61%
Expected volatility, maximum	40.30%
Risk free interest rate, minimum	1.98%
Risk free interest rate, maximum	2.43%
Dividend yield	0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	4 years 1 month 21 days
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term (in years)	5 years 4 days